UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                 USAA GROWTH Fund

                                         [GRAPHIC OF USAA GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        19

   Financial Statements                                                     20

   Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                             37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]          IS THE WIDENING DIFFERENCE IN OPINION
                                            BETWEEN THE BEARS AND THE BULLS.

                                                          "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS F. MARSICO]                   THOMAS F. MARSICO
                                                 Marsico Capital Management, LLC

[PHOTO OF RICHARD D. SKAGGS]                   RICHARD D. SKAGGS, CFA
                                                 Loomis, Sayles & Company, L.P.

[PHOTO OF MARK B. BARIBEAU]                    MARK B. BARIBEAU, CFA
                                                 Loomis, Sayles & Company, L.P.

[PHOTO OF PAMELA CZEKANSKI]                    PAMELA CZEKANSKI, CFA
                                                 Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2006, the USAA Growth Fund had a total return of 8.12%. This compares to a return of 6.41% for the Lipper Large-Cap Growth Funds Average, 6.58% for the Lipper Large-Cap Growth Funds Index, and 3.91% for the Russell 1000 Growth Index. Both of the Fund's subadvisers, Loomis Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital Management, LLC (Marsico Capital), contributed to the strong performance during the period.

WHAT LED TO THE STRONG PERFORMANCE IN THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES?

         The two dominant stocks in terms of excess return against the Russell 1000 Growth Index were Apple Computer, Inc. and Google, Inc. Apple had a fantastic most recent quarter, as iPod sales exceeded consensus expectations as well as our own. Looking ahead at Apple, we believe the transition to using Intel processors will reinvigorate growth in Macintosh computers in 2006. So while iPod and video iPod have driven recent growth, moving ahead we foresee a more balanced contribution between iPod and Macintosh. We should note that the company gave guidance for the March quarter that was lower than many analysts expected, and the stock took a hit.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         We took some profits in early January, but recently bought back at a lower price. Apple comprised 4.0% of the portfolio as of January 31.

         Google is a bit more complicated. Since last June, we took profits on seven occasions, often because the stock was about to breach our 5% single holding limit. The last two sales we made were due to fundamental concerns, including lower-than-expected earnings, and our weighting moving into the second half of the reporting year is significantly lower than it was in the first half.

HOW DID THE LOOMIS SAYLES PORTION DO ON A SECTOR BASIS?

         The Loomis Sayles portion benefited from strong stock selection in technology, as well as from an overweight position and strong stock selection in financial services, where our biggest contributors were Moody's Corp., Legg Mason, Inc., Chicago Mercantile Exchange Holdings, Inc., and Franklin Resources, Inc. As opposed to focusing on financials that we believe need an end to the Federal Reserve Board's tightening to improve their margins, we've been investing in companies with already-strong earnings growth, especially brokers and investment managers benefiting from solid market returns, fixed-income returns, investment banking revenue, and underwriting fees.

         Results were tempered by our holdings in homebuilders, particularly Toll Brothers, Inc. and KB Home, because both companies' stocks were weak on concerns about the housing market.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S THE OUTLOOK AT LOOMIS SAYLES FOR LARGE-CAP GROWTH STOCKS?

         It is one of cautious optimism. We continue to find companies that we believe should generate double-digit earnings growth, although as the business cycle extends, it's getting harder to find companies benefiting from cyclical recovery. The bottom line is that we no longer have a rising tide lifting all boats, so we believe that stock selection -- which we consider to be our strength -- is going to be more important than ever.

HOW DID THE PORTION OF THE FUND MANAGED BY MARSICO CAPITAL OUTPERFORM THE RUSSELL 1000 GROWTH INDEX?

         Although the Marsico Capital portion of the Fund had a relatively modest allocation to information technology compared to the index, its holdings in the sector contributed significantly to results. Google, Inc., Apple, Inc., and QUALCOMM, Inc. were among the top-performing individual holdings in the Marsico Capital portion of the Fund.

         Industrial companies, including construction and heavy equipment manufacturer Caterpillar, Inc., and transportation companies Burlington Northern Santa Fe Corp., FedEx Corp., and Union Pacific Corp. also posted strong gains.

         Financials were a further area of strength, led by Chicago Mercantile Exchange. Financial services companies UBS AG and Lehman Brothers Holdings, Inc. also performed well.

         Stock selection in the consumer discretionary sector was the largest detractor, as was our overweight position in the poor-performing sector. Homebuilders Toll Brothers and Lennar Corp. were among the weakest-performing positions in the Marsico

         GOOGLE, INC. WAS SOLD OUT OF THE MARSICO CAPITAL PORTION OF THE FUND PRIOR TO JANUARY 31, 2006.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Capital portion of the Fund. Hotel/leisure companies MGM Mirage, Inc. and Four Seasons Hotels, Inc. also struggled.

         Certain health care-related investments disappointed, most notably medical equipment provider Zimmer Holdings, Inc. and biotechnology company Genentech, Inc.

         Energy was again the strongest-performing area of the market, soaring by more than 33% in the index, and the performance of the Marsico Capital portion of the Fund was held back by our modest exposure to energy-related investments.

HOW WAS THE MARSICO CAPITAL PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

         As  of  January  31,  2006,  the  Fund's  economic  sector  allocations
         emphasized   health   care,   consumer    discretionary,    financials,
         industrials, and information technology.

         On behalf of all of us at USAA, Loomis Sayles, and Marsico Capital, we thank you, the Fund's shareholders, for your confidence and support.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GROWTH FUND

--------------------------------------------------------------------------------

                         [LOGO OF LIPPER LEADER]
                         -----------------------
                                 EXPENSE
                         -----------------------


The Fund is listed as a Lipper Leader for Expense of 603 funds within the Lipper Large-Cap Growth Funds category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 603 AND 479 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 166 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                         1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                            $997.3 Million            $933.8 Million
Net Asset Value Per Share                  $15.69                    $14.53

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------
7/31/05 TO 1/31/06*              1 YEAR             5 YEARS             10 YEARS
      8.12%                      17.77%              -4.99%               2.49%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         The performance data quoted represents past performance and is no guarantee of future results. current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER LARGE-CAP
               GROWTH FUNDS      RUSSELL 1000     LIPPER LARGE-CAP         USAA GROWTH
                  AVERAGE        GROWTH INDEX    GROWTH FUNDS INDEX            FUND
             ----------------    ------------    ------------------        ------------
01/31/96        $10000.00          $10000.00          $10000.00              $10,000.00
02/29/96         10260.21           10182.89           10224.86               10,438.29
03/31/96         10299.63           10195.95           10229.70               10,448.36
04/30/96         10621.08           10464.22           10473.18               10,942.07
05/31/96         10926.54           10829.86           10782.25               10,987.41
06/30/96         10795.51           10844.57           10685.06               10,624.69
07/31/96         10152.41           10209.19           10112.92               10,100.76
08/31/96         10501.43           10472.69           10416.57               10,267.00
09/30/96         11218.92           11235.29           11141.55               10,500.86
10/31/96         11290.08           11302.99           11280.42               10,666.78
11/30/96         11984.40           12151.64           12009.79               11,606.73
12/31/96         11725.84           11913.73           11711.57               11,459.72
01/31/97         12450.66           12749.33           12453.83               12,019.33
02/28/97         12238.83           12663.01           12275.09               12,128.82
03/31/97         11592.14           11977.74           11646.03               11,593.54
04/30/97         12203.13           12773.10           12285.14               11,374.57
05/31/97         13071.95           13694.88           13119.07               12,767.49
06/30/97         13599.97           14242.96           13668.37               12,919.56
07/31/97         14887.90           15502.64           14974.64               14,391.56
08/31/97         14219.04           14595.26           14157.92               14,130.01
09/30/97         15026.95           15313.49           14939.92               14,169.12
10/31/97         14445.42           14747.49           14421.24               12,840.77
11/30/97         14726.55           15373.89           14741.78               12,288.89
12/31/97         14915.68           15546.11           14942.91               11,882.21
01/31/98         15124.96           16010.97           15207.41               12,312.43
02/28/98         16361.10           17215.35           16368.69               13,186.52
03/31/98         17109.58           17901.63           17130.33               13,753.31
04/30/98         17367.81           18149.35           17417.45               13,924.04
05/31/98         16905.77           17634.35           17027.91               13,480.16
06/30/98         17862.46           18714.38           18002.61               13,944.52
07/31/98         17667.38           18590.50           17994.11               13,685.03
08/31/98         14704.02           15800.52           15055.49               11,622.71
09/30/98         15727.85           17014.27           16150.65               12,453.25
10/31/98         16760.78           18381.73           17192.25               13,793.82
11/30/98         17903.39           19779.94           18372.75               14,647.56
12/31/98         19761.79           21563.49           20392.97               15,700.56
01/31/99         21021.58           22829.66           21716.90               16,682.29
02/28/99         20161.30           21786.73           20825.41               16,020.69
03/31/99         21283.30           22934.15           22009.22               16,440.42
04/30/99         21413.91           22963.47           22084.44               16,817.46
05/31/99         20782.05           22257.75           21352.84               16,568.47
06/30/99         22256.19           23816.79           22837.11               17,507.51
07/31/99         21587.92           23059.86           22120.39               17,094.90
08/31/99         21550.19           23436.64           22124.96               16,909.94
09/30/99         21406.13           22944.31           21900.44               16,475.59
10/31/99         22900.50           24677.01           23579.88               17,391.33
11/30/99         24228.65           26008.43           24745.24               17,872.49
12/31/99         27216.37           28713.51           27493.30               19,103.48
01/31/00         26332.33           27367.18           26389.79               18,291.25
02/29/00         28479.61           28705.04           27777.71               18,697.36
03/31/00         29856.03           30759.63           29727.17               20,090.91
04/30/00         28070.77           29295.95           27426.90               19,310.52
05/31/00         26448.93           27820.71           25848.02               18,697.36
06/30/00         28330.02           29929.19           27557.47               19,947.57
07/31/00         27794.23           28681.51           26999.15               19,509.60
08/31/00         30228.70           31278.44           29334.26               20,839.44
09/30/00         28281.15           28319.66           27097.24               18,889.03
10/31/00         26895.11           26979.64           25664.43               18,034.50
11/30/00         23430.80           23002.66           22221.08               15,698.81
12/31/00         23682.53           22274.82           22082.97               15,462.80
01/31/01         24209.55           23813.69           22725.54               16,520.78
02/28/01         20903.66           19770.79           19207.29               13,615.40
03/31/01         18962.06           17619.38           17211.76               11,849.39
04/30/01         20854.51           19847.76           19059.58               13,599.12
05/31/01         20690.29           19555.66           18914.67               13,493.33
06/30/01         20026.13           19102.77           18369.65               13,175.93
07/31/01         19357.16           18625.35           17711.29               12,809.71
08/31/01         17834.08           17102.27           16364.92               11,336.67
09/30/01         16091.99           15394.76           14719.42                9,814.81
10/31/01         16683.20           16202.43           15329.84               10,612.36
11/30/01         18152.50           17758.93           16734.51               11,938.91
12/31/01         18259.01           17725.56           16812.12               11,776.14
01/31/02         17810.66           17412.42           16432.18               11,475.02
02/28/02         17069.30           16689.81           15751.97               10,758.85
03/31/02         17774.70           17267.08           16385.81               11,385.50
04/30/02         16642.30           15857.82           15294.79               10,343.80
05/31/02         16297.85           15474.18           15015.99               10,148.48
06/30/02         14939.57           14042.74           13793.14                9,017.25
07/31/02         13765.44           13270.74           12755.11                8,415.02
08/31/02         13813.00           13310.41           12825.63                8,455.71
09/30/02         12588.77           11929.74           11582.97                7,796.51
10/31/02         13543.71           13024.07           12474.59                8,341.77
11/30/02         14112.15           13731.47           12991.03                8,463.85
12/31/02         13134.96           12782.96           12085.85                8,032.52
01/31/03         12870.80           12472.78           11807.04                7,845.33
02/28/03         12746.02           12415.50           11680.17                7,772.09
03/31/03         12980.59           12646.57           11899.24                7,999.96
04/30/03         13893.46           13581.62           12770.57                8,471.99
05/31/03         14613.11           14259.54           13396.10                8,846.35
06/30/03         14730.10           14455.89           13507.04                8,960.28
07/31/03         15132.50           14815.60           13898.76                9,188.16
08/31/03         15486.98           15184.08           14240.71                9,293.95
09/30/03         15165.19           15021.53           13937.57                9,228.85
10/31/03         16077.01           15865.25           14783.07                9,741.56
11/30/03         16220.72           16031.35           14923.73                9,749.70
12/31/03         16692.34           16585.77           15344.49               10,030.76
01/31/04         16985.73           16924.49           15638.63               10,144.75
02/29/04         17075.87           17032.01           15706.32               10,193.60
03/31/04         16864.36           16716.06           15531.14               10,112.18
04/30/04         16479.95           16521.74           15182.49                9,941.20
05/31/04         16803.30           16829.68           15457.53               10,071.47
06/30/04         17061.24           17039.98           15678.71               10,226.16
07/31/04         16067.34           16076.68           14751.53                9,591.10
08/31/04         15922.97           15997.28           14647.47                9,550.39
09/30/04         16271.70           16149.43           14990.70                9,965.62
10/31/04         16514.32           16401.30           15171.37               10,169.17
11/30/04         17217.62           16965.48           15848.20               10,796.09
12/31/04         17863.11           17630.67           16488.07               11,300.89
01/31/05         17251.53           17042.72           15920.59               10,861.23
02/28/05         17349.59           17224.09           16024.79               10,991.50
03/31/05         17050.81           16910.28           15732.87               10,722.82
04/30/05         16663.15           16588.25           15390.87               10,478.56
05/31/05         17550.36           17390.83           16245.13               11,089.20
06/30/05         17582.92           17326.72           16277.55               11,325.31
07/31/05         18420.52           18173.57           17096.03               11,830.11
08/31/05         18217.68           17939.52           16913.60               11,626.56
09/30/05         18424.30           18022.12           17116.09               11,878.96
10/31/05         18283.83           17846.95           17005.23               11,773.12
11/30/05         19107.41           18616.96           17783.58               12,351.19
12/31/05         19085.17           18558.60           17738.03               12,391.90
01/31/06         19651.80           18884.41           18221.70               12,790.84

                                   [END CHART]

                   DATA FROM 1/31/96 THROUGH 1/31/06.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Growth Fund to the following benchmarks:

         o The Lipper Large-Cap Growth Funds Average is an average performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

         o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P Q R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

UnitedHealth Group, Inc.                       5.0%

Apple Computer, Inc.                           4.0%

Genentech, Inc.                                4.0%

Lowe's Companies, Inc.                         2.8%

QUALCOMM, Inc.                                 2.6%

Lehman Brothers Holdings, Inc.                 2.5%

Chicago Mercantile Exchange Holdings, Inc.     2.3%

Franklin Resources, Inc.                       2.1%

Legg Mason, Inc.                               2.1%

Medtronic, Inc.                                2.1%
---------------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                  SECTOR ASSET ALLOCATION
                         1/31/2006

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                           24.6%
Informatio Technology                                 19.7%
Financials                                            19.6%
Consumer Discretionary                                15.8%
Industrials                                            6.4%
Energy                                                 5.8%
Consumer Staples                                       4.4%
Short-Term Investments*                                4.4%
Telecommunication Services                             0.5%
Materials                                              0.4%

                        [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.2%)

              AEROSPACE & DEFENSE (1.5%)
    62,669    General Dynamics Corp.                                                          $    7,292
    61,193    Lockheed Martin Corp.                                                                4,140
    60,383    United Technologies Corp.                                                            3,524
                                                                                              ----------
                                                                                                  14,956
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (1.0%)
   102,679    FedEx Corp.                                                                         10,386
                                                                                              ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
   514,000    Coach, Inc.*                                                                        18,478
                                                                                              ----------
              APPAREL RETAIL (1.0%)
   228,600    Chico's FAS, Inc.*                                                                   9,958
                                                                                              ----------
              APPLICATION SOFTWARE (1.2%)
   307,350    Adobe Systems, Inc.                                                                 12,208
                                                                                              ----------
              ASSET MANAGEMENT & CUSTODY BANKS (5.0%)
   215,025    Franklin Resources, Inc.                                                            21,180
   164,275    Legg Mason, Inc.                                                                    21,306
    91,650    T. Rowe Price Group, Inc.                                                            7,005
                                                                                              ----------
                                                                                                  49,491
                                                                                              ----------
              BIOTECHNOLOGY (6.6%)
   122,600    Amgen, Inc.*                                                                         8,936
    75,992    Amylin Pharmaceuticals, Inc.(a)*                                                     3,222
   462,269    Genentech, Inc.*                                                                    39,718
    44,488    Genzyme Corp.*                                                                       3,156
   175,125    Gilead Sciences, Inc.*                                                              10,660
                                                                                              ----------
                                                                                                  65,692
                                                                                              ----------
              CASINOS & GAMING (1.1%)
   193,424    MGM Mirage, Inc.*                                                                    7,168
    20,664    Station Casinos, Inc.                                                                1,382
    42,898    Wynn Resorts Ltd.(a)*                                                                2,770
                                                                                              ----------
                                                                                                  11,320
                                                                                              ----------
              COAL & CONSUMABLE FUELS (0.1%)
    12,317    Peabody Energy Corp.                                                                 1,226
                                                                                              ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (5.8%)
   529,750    Corning, Inc.*                                                                  $   12,900
   817,807    Motorola, Inc.                                                                      18,572
   544,488    QUALCOMM, Inc.                                                                      26,114
                                                                                              ----------
                                                                                                  57,586
                                                                                              ----------
              COMPUTER HARDWARE (5.0%)
   524,133    Apple Computer, Inc.*                                                               39,577
   321,425    Hewlett-Packard Co.                                                                 10,022
                                                                                              ----------
                                                                                                  49,599
                                                                                              ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
   195,378    Caterpillar, Inc.                                                                   13,266
    50,525    Joy Global, Inc.                                                                     2,731
                                                                                              ----------
                                                                                                  15,997
                                                                                              ----------
              CONSUMER FINANCE (1.1%)
   193,635    SLM Corp.                                                                           10,836
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    81,625    Paychex, Inc.                                                                        2,967
                                                                                              ----------
              DEPARTMENT STORES (0.6%)
   150,875    Nordstrom, Inc.                                                                      6,294
                                                                                              ----------
              DIVERSIFIED CAPITAL MARKETS (1.2%)
   111,101    UBS AG (Switzerland)                                                                12,088
                                                                                              ----------
              DRUG RETAIL (0.6%)
   107,517    CVS Corp.                                                                            2,985
    71,485    Walgreen Co.                                                                         3,094
                                                                                              ----------
                                                                                                   6,079
                                                                                              ----------
              FOOD RETAIL (0.9%)
   125,050    Whole Foods Market, Inc.                                                             9,238
                                                                                              ----------
              GENERAL MERCHANDISE STORES (1.8%)
   331,623    Target Corp.                                                                        18,156
                                                                                              ----------
              HEALTH CARE EQUIPMENT (5.2%)
   369,066    Medtronic, Inc.                                                                     20,841
   269,375    St. Jude Medical, Inc.*                                                             13,235

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   261,407    Zimmer Holdings, Inc.*                                                          $   18,024
                                                                                              ----------
                                                                                                  52,100
                                                                                              ----------
              HEALTH CARE SERVICES (4.1%)
   366,350    Caremark Rx, Inc.*                                                                  18,061
   124,050    DaVita, Inc.*                                                                        6,792
   118,550    Express Scripts, Inc.*                                                              10,822
   108,958    Quest Diagnostics, Inc.(a)                                                           5,386
                                                                                              ----------
                                                                                                  41,061
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (3.3%)
   120,478    Home Depot, Inc.                                                                     4,885
   447,111    Lowe's Companies, Inc.                                                              28,414
                                                                                              ----------
                                                                                                  33,299
                                                                                              ----------
              HOMEBUILDING (1.4%)
    80,506    KB Home(a)                                                                           6,135
    95,405    Lennar Corp. "A"                                                                     5,968
    46,810    Toll Brothers, Inc.*                                                                 1,592
                                                                                              ----------
                                                                                                  13,695
                                                                                              ----------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
    59,065    Four Seasons Hotels, Inc. (Canada)(a)                                                3,403
                                                                                              ----------
              HOUSEHOLD PRODUCTS (1.3%)
   225,853    Procter & Gamble Co.                                                                13,377
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.9%)
   197,425    Monster Worldwide, Inc.*                                                             8,422
                                                                                              ----------
              INTERNET RETAIL (1.4%)
   333,650    eBay, Inc.*                                                                         14,380
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (2.5%)
    35,000    Google, Inc. "A"*                                                                   15,164
   294,350    Yahoo!, Inc.*                                                                       10,108
                                                                                              ----------
                                                                                                  25,272
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (5.3%)
   126,927    Goldman Sachs Group, Inc.                                                           17,928
   180,454    Lehman Brothers Holdings, Inc.                                                      25,345
   453,850    TD Ameritrade Holding Corp.                                                          9,186
                                                                                              ----------
                                                                                                  52,459
                                                                                              ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.9%)
   166,850    Cognizant Technology Solutions Corp. "A"*                                       $    8,738
                                                                                              ----------
              LIFE & HEALTH INSURANCE (1.3%)
   175,175    Prudential Financial, Inc.                                                          13,198
                                                                                              ----------
              MANAGED HEALTH CARE (8.7%)
   161,500    Aetna, Inc.                                                                         15,633
   174,425    Humana, Inc.*                                                                        9,728
   836,115    UnitedHealth Group, Inc.                                                            49,682
   154,825    WellPoint, Inc.*                                                                    11,890
                                                                                              ----------
                                                                                                  86,933
                                                                                              ----------
              OIL & GAS DRILLING (0.4%)
    43,550    Transocean, Inc.*                                                                    3,534
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (2.9%)
   169,700    BJ Services Co.                                                                      6,871
    95,028    Halliburton Co.                                                                      7,560
    99,250    National-Oilwell Varco, Inc.*                                                        7,550
    57,312    Schlumberger Ltd.                                                                    7,304
                                                                                              ----------
                                                                                                  29,285
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.4%)
    79,950    EOG Resources, Inc.                                                                  6,759
   228,175    Southwestern Energy Co.*                                                             9,844
   143,141    XTO Energy, Inc.                                                                     7,025
                                                                                              ----------
                                                                                                  23,628
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    32,355    Progressive Corp.                                                                    3,399
                                                                                              ----------
              PUBLISHING (0.7%)
    85,300    Getty Images, Inc.*                                                                  6,965
                                                                                              ----------
              RAILROADS (1.4%)
   102,184    Burlington Northern Santa Fe Corp.                                                   8,187
    67,070    Union Pacific Corp.                                                                  5,933
                                                                                              ----------
                                                                                                  14,120
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
   155,425    CB Richard Ellis Group, Inc. "A"*                                               $    9,810
    41,775    St. Joe Co.                                                                          2,651
                                                                                              ----------
                                                                                                  12,461
                                                                                              ----------
              RESTAURANTS (2.3%)
   500,988    Starbucks Corp.*                                                                    15,881
   147,134    Yum! Brands, Inc.                                                                    7,279
                                                                                              ----------
                                                                                                  23,160
                                                                                              ----------
              SEMICONDUCTORS (2.7%)
   308,950    Advanced Micro Devices, Inc.*                                                       12,933
   203,733    Broadcom Corp. "A"*                                                                 13,894
                                                                                              ----------
                                                                                                  26,827
                                                                                              ----------
              SOFT DRINKS (1.6%)
   270,178    PepsiCo, Inc.                                                                       15,449
                                                                                              ----------
              SPECIALIZED FINANCE (3.9%)
    53,507    Chicago Mercantile Exchange Holdings, Inc.(a)                                       22,647
   258,975    Moody's Corp.                                                                       16,398
                                                                                              ----------
                                                                                                  39,045
                                                                                              ----------
              STEEL (0.4%)
    67,569    Companhia Vale do Rio Doce ADR (Brazil)                                              3,464
                                                                                              ----------
              SYSTEMS SOFTWARE (1.3%)
   443,875    Microsoft Corp.                                                                     12,495
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    55,515    Countrywide Financial Corp.                                                          1,856
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   136,565    America Movil S.A. de C.V. ADR "L" (Mexico)                                          4,606
                                                                                              ----------
              Total common stocks (cost: $762,733)                                               969,186
                                                                                              ----------
              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS
21,546,530    SSgA Prime Money Market Fund, 4.30%(b) (cost: $21,547)                              21,547
                                                                                              ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.2%)

              MONEY MARKET FUNDS (0.1%)
 1,404,561    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(b)                 $    1,404
     1,672    Merrill Lynch Premier Institutional Fund, 4.25%(b)                                       2
                                                                                              ----------
                                                                                                   1,406
                                                                                              ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (2.1%)(e)
   $ 2,000    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due 2/01/2006 at $2,000 (collateralized by $2,065 of
                Freddie Mac Discount Note(d), 4.62%(c), due 5/02/2006;
                market value $2,041)                                                               2,000
    19,000    Deutsche Bank Securities, Inc., 4.46%, acquired on 1/31/2006 and due 2/01/2006 at $19,000 (collateralized by $19,332 of
                Fannie Mae Notes(d), 3.88%, due 2/01/2008; market value $19,380)                  19,000
                                                                                              ----------
                                                                                                  21,000
                                                                                              ----------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $22,406)                                                 22,406
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $806,686)                                              $1,013,139
                                                                                              ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2006.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

         (c) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         * Non-income-producing security for the 12 months preceding January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
    on loan of $21,684) (identified cost of $806,686)                        $1,013,139
  Cash                                                                               15
  Receivables:
    Capital shares sold                                                             685
    USAA Investment Management Company (Note 7D)                                    864
    Dividends and interest                                                          277
    Securities sold                                                              23,405
    Other                                                                            11
                                                                             ----------
      Total assets                                                            1,038,396
                                                                             ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                             22,421
    Securities purchased                                                         17,492
    Capital shares redeemed                                                         505
  Accrued management fees                                                           661
  Accrued transfer agent's fees                                                       5
  Other accrued expenses and payables                                                35
                                                                             ----------
      Total liabilities                                                          41,119
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $  997,277
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,146,887
  Accumulated undistributed net investment income                                   630
  Accumulated net realized loss on investments                                 (356,693)
  Net unrealized appreciation of investments                                    206,453
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $  997,277
                                                                             ==========
  Capital shares outstanding                                                     63,543
                                                                             ==========
  Authorized shares of $.01 par value                                           150,000
                                                                             ==========
  Net asset value, redemption price, and offering price per share            $    15.69
                                                                             ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1)                               $ 4,987
  Interest                                                                          231
  Securities lending                                                                 41
                                                                                -------
    Total income                                                                  5,259
                                                                                -------
EXPENSES
  Management fees                                                                 3,741
  Administration and servicing fees                                                 715
  Transfer agent's fees                                                           1,065
  Custody and accounting fees                                                        90
  Postage                                                                           124
  Shareholder reporting fees                                                         36
  Directors' fees                                                                     3
  Registration fees                                                                  22
  Professional fees                                                                  31
  Other                                                                              11
                                                                                -------
    Total expenses                                                                5,838
  Expenses paid indirectly                                                         (141)
  Expenses reimbursed                                                            (1,069)
                                                                                -------
    Net expenses                                                                  4,628
                                                                                -------
NET INVESTMENT INCOME                                                               631
                                                                                -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                              49,997
  Change in net unrealized appreciation/depreciation                             23,489
                                                                                -------
    Net realized and unrealized gain                                             73,486
                                                                                -------
Increase in net assets resulting from operations                                $74,117
                                                                                =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED), AND YEAR ENDED
JULY 31, 2005

                                                                      1/31/2006       7/31/2005
                                                                      -------------------------
FROM OPERATIONS
  Net investment income                                               $    631        $      31
  Net realized gain on investments                                      49,997           47,709
  Net realized loss on foreign currency transactions                         -               (2)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                         23,489          132,826
    Foreign currency translations                                            -                1
                                                                      -------------------------
      Increase in net assets resulting from operations                  74,117          180,565
                                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             57,929           87,393
  Cost of shares redeemed                                              (68,618)        (129,089)
                                                                      -------------------------
    Decrease in net assets from capital share transactions             (10,689)         (41,696)
                                                                      -------------------------
  Capital contribution from USAA Transfer Agency Company                     -                6
                                                                      -------------------------
Net increase in net assets                                              63,428          138,875

NET ASSETS
  Beginning of period                                                  933,849          794,974
                                                                      -------------------------
  End of period                                                       $997,277        $ 933,849
                                                                      =========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                       $    630        $      (1)
                                                                      =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                            3,881            6,625
  Shares redeemed                                                       (4,617)          (9,841)
                                                                      -------------------------
    Decrease in shares outstanding                                        (736)          (3,216)
                                                                      =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in  various foreign markets may  take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment  companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities  purchased with  original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales  of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of  securities, other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $136,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $141,000.

           G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

         For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 2.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $405,290,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

               CAPITAL LOSS CARRYOVERS
          ---------------------------------
            EXPIRES               BALANCE
          -----------          ------------
             2010              $207,556,000
             2011               197,734,000
                               ------------
                       Total   $405,290,000
                               ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $547,934,000 and $576,825,000, respectively.

         As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $208,809,000 and $2,356,000, respectively, resulting in net unrealized appreciation of $206,453,000.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2006, the Fund did not have any open foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high- quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

         Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $41,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $21,684,000 and received cash collateral of $22,421,000 for the loans. Of this amount, $22,406,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $15,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,741,000, which includes a performance adjustment of $165,000 that increased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital Management, LLC (Marsico Capital), under which Loomis Sayles and Marsico Capital direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
              Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amounts of 0.35% of the portion of the Fund's average daily net assets that Marsico Capital manages. Prior to January 1, 2006, the Manager (not the
              Fund) paid Marsico Capital a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles and Marsico Capital, of $613,000 and $386,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $715,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $15,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund incurred reimbursable expenses of $1,069,000, of which $864,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,065,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 30,                               YEAR ENDED MAY 31,
                                    ------------------------------------------------------------------------------------------
                                        2006            2005            2004            2003            2002              2001
                                    ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period               $  14.53        $  11.78        $  11.29        $  10.34        $  15.74        $    24.50
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)           .01             .00(e)          .00(e)          .00(e)         (.04)(a)          (.07)(a)
  Net realized and unrealized
     gain (loss)                        1.15            2.75             .50             .95           (5.36)(a)         (8.18)(a)
                                    ------------------------------------------------------------------------------------------
Total from investment operations        1.16            2.75             .50             .95           (5.40)(a)         (8.25)(a)
                                    ------------------------------------------------------------------------------------------
Less distributions:
  From net investment income               -               -            (.01)              -               -                 -
  From realized capital gains              -               -               -               -               -              (.51)
                                    ------------------------------------------------------------------------------------------
Total distributions                        -               -            (.01)              -               -              (.51)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $  15.69        $  14.53        $  11.78        $  11.29        $  10.34        $    15.74
                                    ==========================================================================================
Total return (%)*                       7.98           23.34            4.39            9.19          (34.31)           (34.34)
Net assets at end of period (000)   $997,277        $933,849        $794,974        $769,704        $728,286        $1,188,743
Ratio of expenses to
  average net assets (%)**(c)           1.00(b,d)       1.00(d)         1.00(d)         1.00(d)         1.00(d)            .99
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(c)               1.22(b)         1.21            1.20            1.28            1.22                 -
Ratio of net investment income
  (loss) to average net
  assets (%)**                           .13(b)          .00(f)          .00(f)          .05            (.27)             (.39)
Portfolio turnover (%)                 58.73          128.00          119.52           54.10          114.41            101.08

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the six-month period ended January 31, 2006, average net assets were $946,538,000.
(a) Calculated using average shares for the years ended July 31, 2001, through July 31, 2002.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                        (.03%)          (.04%)          (.02%)          (.01%)          (.00%)(f)         (.00%)(f)
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(e) Represents less than $0.01 per share.
(f) Represents less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING             ENDING              DURING PERIOD*
                                     ACCOUNT VALUE       ACCOUNT VALUE          AUGUST 1, 2005 -
                                    AUGUST 1, 2005      JANUARY 31, 2006        JANUARY 31, 2006
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,079.80                 $5.08
Hypothetical
  (5% return before expenses)          1,000.00             1,020.32                  4.94

         *Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.98% for the six-month period of August 1, 2005, through January 31, 2006.

 N O T E S
==========----------------------------------------------------------------------

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

40

 N O T E S
==========----------------------------------------------------------------------

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23420-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.